Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Maturity of net debt [line items]
Current financial assets	$ 11,446	$ 15,964
Non-current financial debts	(20,353)	(22,470)
Current financial debt	(7,031)	(9,678)
Net debt	(15,938)	(16,184)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	122	2,447
Commodities [member]
Maturity of net debt [line items]
Current financial assets	110	104
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	102	142
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	11,112	13,271
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(20,353)	(22,470)
Current financial debt	(6,846)	(9,620)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(20,505)	(22,648)
Current financial debt	(6,846)	(9,620)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(185)	(58)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	9,746	3,650
Current financial debt	(4,373)	(5,233)
Net debt	5,373	(1,583)
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	20	39
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	14	40
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	9,712	3,571
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(4,243)	(5,217)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(4,243)	(5,217)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(130)	(16)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	1,505	9,831
Current financial debt	(1,402)	(4,118)
Net debt	103	5,713
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	26	56
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	79	75
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	1,400	9,700
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(1,373)	(4,084)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(1,373)	(4,084)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(29)	(34)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	19	2,118
Current financial debt	(1,256)	(327)
Net debt	(1,237)	1,791
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	16	2,091
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	3	27
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(1,230)	(319)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(1,230)	(319)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(26)	(8)
Between one and five years
Maturity of net debt [line items]
Current financial assets	6	198
Non-current financial debts	(9,110)	(8,980)
Net debt	(9,104)	(8,782)
Between one and five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	3	198
Between one and five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	3
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(9,110)	(8,980)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(9,150)	(9,025)
Later than five years
Maturity of net debt [line items]
Current financial assets	170	167
Non-current financial debts	(11,243)	(13,490)
Net debt	(11,073)	(13,323)
Later than five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	57	63
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets	110	104
Later than five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	3
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(11,243)	(13,490)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (11,355)	$ (13,623)